Fixed Assets Held for Sale (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation and Amortization, Discontinued Operations	$ 0	$ 77,395	$ 128,935	$ 511,588